Other Income, Net Other Income, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 27, 2013	Jun. 29, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Nonoperating Income (Expense) [Abstract]
Income under Tyco tax sharing agreement			$ 71	$ 30	$ 29
Gain (loss) on investments, net	(12)		33	4	(7)
Loss on early retirement of debt	20	9	(20)	(9)	0
Gain on demutualization of insurance carrier			5	0	0
Other income, net			89	25	22
Liability sharing percent, former parent and affiliate	58.00%		58.00%
Repayment of capital lease obligation			$ 41